TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
TAXATION
Schedule of (Loss) income before income taxes, domestic and foreign

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Chinese mainland	(2,139,795)	(2,049,215)	(966,311)	(138,180)
Non-Chinese mainland	(25,893)	68,649	18,416	2,633
	(2,165,688)	(1,980,566)	(947,895)	(135,547)

Schedule of current and deferred components of income tax (expense) benefit

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current income tax expense	42,446	39,365	35,556	5,084
Deferred income tax benefit	(24,487)	(40,889)	(39,759)	(5,685)
	17,959	(1,524)	(4,203)	(601)

Schedule of effective income tax expense (benefit) benefit reconciliation

	For the year ended December 31
	2023	2024
	RMB	RMB
Loss before income tax	(2,165,688)	(1,980,566)
Income tax computed at the Chinese mainland statutory tax rate of 25%	(541,422)	(495,141)
Effect of tax holiday and preferential tax rates	110,393	143,182
Effect of different tax rates in different jurisdictions	21,918	21,325
Other non-taxable income	(26,008)	(32,690)
Non-deductible expenses	6,379	15,806
Share-based compensation costs	45,411	53,610
Research and development super deduction	(132,163)	(104,438)
Withholding tax and others	9,771	8,060
Change in valuation allowance	397,137	451,724
True-up adjustments in respect of prior year’s annual tax filing	49,940	55,422
Expiration of tax losses	83,300	98,864
Effect of tax rate change on deferred tax	(6,697)	(217,248)

Income tax expense (benefit)	17,959	(1,524)

	For the year ended December 31
	2025	2025	2025
	RMB	US$	Percent
Loss before income tax	(947,895)	(135,547)
Income tax computed at the Chinese mainland statutory tax rate of 25%	(236,974)	(33,887)	25%
Foreign tax effects
Cayman
Effect of different tax rate between Chinese mainland and Cayman	13,949	1,995	(1.5)%
Others	(380)	(55)	0.0%
Other foreign jurisdictions
Other non-taxable income	(23,095)	(3,302)	2.4%
Others	7,690	1,099	(0.8)%
Effect of changes in tax laws or rates enacted in the current period	(78,307)	(11,198)	8.3%
Effect of cross-border tax laws	—	—	0.0%
Tax credits	—	—	0.0%
Change in valuation allowance	177,479	25,379	(18.7)%
Change in unrecognized tax benefits	(2,044)	(292)	0.2%
Nontaxable or nondeductible items
Share-based compensation costs	110,786	15,842	(11.7)%
Others	1,441	206	(0.2)%
Others
Research and development super deduction	(113,494)	(16,229)	12.0%
Effect of tax holiday and preferential tax rates	94,972	13,581	(10.0)%
True-up adjustments in respect of prior year’s annual tax filing and others	24,989	3,573	(2.6)%
Expiration of tax losses	18,785	2,687	(2.0)%

Income tax benefit	(4,203)	(601)	0.4%

Schedule of deferred tax assets and liabilities

	As of December 31
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets:
Tax loss carried forward	3,132,028	3,139,447	448,935
Accrued expenses	269,237	377,986	54,051
Depreciation	24,487	32,184	4,602
Allowance for doubtful accounts	312,232	218,216	31,204
Government grant	1,545	1,235	177
Operating lease liabilities	30,568	20,909	2,990
Accrued interest	283,717	319,042	45,622
Finance lease liabilities	299,692	944,497	135,061
Impairment of long-lived assets	295,182	224,496	32,103
Others	16,316	29,256	4,184
Less: valuation allowance	(3,263,302)	(3,446,462)	(492,838)
	1,401,702	1,860,806	266,091
Deferred tax liabilities:
Operating lease right-of-use assets	28,524	20,177	2,885
Finance lease right-of-use assets	252,257	926,543	132,494
One-time deduction for fixed asset purchases	1,033,789	826,197	118,145
Long-lived assets arising from acquisition	166,592	129,152	18,468
Others	22,217	20,651	2,953
	1,503,379	1,922,720	274,945

Net deferred tax liabilities:	101,677	61,914	8,854

Summary of unrecognized tax benefit

	As of December 31
	2024	2025	2025
	RMB	RMB	US$
Balance at the beginning of the year	61,030	72,786	10,408
Additions based on tax position related to current year	8,234	7,285	1,042
Additions based on tax positions related to prior year	10,319	1,584	227
Reductions for tax positions related to prior years	(6,797)	(3,628)	(519)
Balance at the end of the year	72,786	78,027	11,158